Return Stacked Global Stocks & Bonds ETF
Schedule of Investments
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 90.1%		Shares	Value
Vanguard Total International Stock ETF (a)(b)		1,866,088	$139,266,148
Vanguard Total Stock Market ETF (a)(b)		646,627	216,891,628
TOTAL EXCHANGE TRADED FUNDS (Cost $296,967,266)			356,157,776

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.6%
First American Government Obligations Fund - Class X, 4.03% (b)(c)		26,178,055	26,178,055
TOTAL MONEY MARKET FUNDS (Cost $26,178,055)			26,178,055

TOTAL INVESTMENTS - 96.7% (Cost $323,145,321)			382,335,831
Other Assets in Excess of Liabilities - 3.3%			13,172,704
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$395,508,535
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of October 31, 2025 is $371,919,147.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Return Stacked Global Stocks & Bonds ETF
Schedule of Futures Contracts
October 31, 2025 (Unaudited)
The Return Stacked Global Stocks & Bonds ETF had the following futures contracts outstanding with PhillipCapital, Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	115	12/19/2025	$39,525,500	$1,418,674
U.S. Treasury 10 Year Notes	877	12/19/2025	98,813,234	720,067
U.S. Treasury 2 Year Notes	474	12/31/2025	98,706,797	50,335
U.S. Treasury 5 Year Notes	905	12/31/2025	98,835,899	276,712
U.S. Treasury Long Bonds	840	12/19/2025	98,542,500	2,563,501
Net Unrealized Appreciation (Depreciation)		$ –	$–	$5,029,289

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Return Stacked Global Stocks & Bonds ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$356,157,776	$–	$–	$356,157,776
Money Market Funds	26,178,055	–	–	26,178,055
Total Investments	$382,335,831	$–	$–	$382,335,831

Other Financial Instruments: (a)
Futures Contracts	$5,029,289	$–	$–	$5,029,289
Total Other Financial Instruments	$5,029,289	$–	$–	$5,029,289

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Schedule of Investments for further disaggregation of investment categories.